Offerings	Nov. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Dime Community Bancshares, Inc. (the "Company")
Fee Rate	0.01381%
Offering Note	Note 1(a) - An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in warrants, purchase contracts, units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Note 1(b) - The Company is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the entire registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value, of the Company
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value, of the Company
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares of the Company
Fee Rate	0.01381%
Offering Note	Note 4(a) - See Offering Note 1. Note 4(b) - In the event that the Company elects to offer to the public fractional interests in shares of preferred stock registered hereunder, depositary shares, evidenced by depositary receipts issued pursuant to a deposit agreement, will be distributed to those persons purchasing such fractional interests, and the shares of preferred stock will be issued to the depositary under any such agreement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of the Company
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of the Company
Fee Rate	0.01381%
Offering Note	Note 6(a) - See Offering Note 1. Note 6(b) - The purchase contracts may require the holder thereof to purchase or sell other securities of the Company.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of the Company
Fee Rate	0.01381%
Offering Note	Note 7(a) - See Offering Note 1. Note 7(b) - Each unit will be issued under a unit agreement or indenture and will represent an interest in two or more securities registered hereunder, which may or may not be separable from one another. Because units will consist of a combination of other securities registered hereunder, no additional registration fee is required for the units.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights of the Company
Fee Rate	0.01381%
Offering Note	See Offering Note 1.